SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the consolidated balance sheet date through October 31, 2024, the date the consolidated financial statements were available for issuance. Management has determined that no significant events or transactions have occurred subsequent to the consolidated balance sheet date that require both recognition and disclosure in the consolidated financial statements.